Offerings	May 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	145,000,000
Proposed Maximum Offering Price per Unit	24.94
Maximum Aggregate Offering Price	$ 3,616,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 499,411.03
Offering Note	This Registration Statement on Form S-8 covers (i) 145,000,000 shares of Common Stock authorized to be issued under the AT&T Inc. 2026 Incentive Plan (the "2026 Plan"), (ii) 85,000,000 additional shares of Common Stock authorized to be issued under the AT&T Inc. Stock Purchase and Deferral Plan, as amended and restated (the "SPDP"), (iii) an additional $175,000,000 in deferred compensation obligations under the Cash Deferral Plan (together with the 2026 Plan and SPDP, the "Plans"), and (iv) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), such indeterminate number of additional securities as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plans. The price per share with respect to shares of Common Stock issuable under the 2026 Plan and SPDP was calculated in accordance with Rule 457(c) and (h) of the Securities Act for purposes of calculating the registration fee based on the average of the high and low price of the Common Stock on May 28, 2026 ($24.94 per share).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	85,000,000
Proposed Maximum Offering Price per Unit	24.94
Maximum Aggregate Offering Price	$ 2,119,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 292,758.19
Offering Note	"See Offering Note 1"
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	175,000,000
Maximum Aggregate Offering Price	$ 175,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,167.50
Offering Note	"See Offering Note 1"